Shareholder Report, Line Graph (Details) ITJY_MML Small Company Value Fund_Service Class I_TSR Annual {Service Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Service Class I
Account Value [Line Items]
Accumulated Value	$ 22,982	$ 21,485	$ 18,535	$ 21,821	$ 17,440	$ 16,011	$ 12,782	$ 14,725	$ 13,216	$ 10,000	$ 22,154
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	$ 21,543	$ 19,937	$ 17,390	$ 20,335	$ 15,853	$ 15,151	$ 12,379	$ 14,207	$ 13,174	$ 10,000	$ 24,256